Filler Distribution Agreement (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table summarized the distribution rights:

	March 31, 2020
(in thousands)	Initial Carrying Amount	Accumulated Amortization	Net Carrying Amount
Distribution rights to approved products and indications	$32,334	$—	$32,334